Income Taxes - Components by Major Factor in Deferred Tax Assets and Deferred Tax Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	¥ 301,011	¥ 143,499
Deferred tax liabilities	677,391	718,084
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,255,422	838,231
Deferred tax liabilities	1,631,802	1,412,816
Net deferred tax assets (liabilities)	(376,380)	(574,585)
Gross carrying amount [member] | Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	100,609	62,292
Gross carrying amount [member] | Accrued expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	88,280	64,632
Gross carrying amount [member] | Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	349,210	243,174
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	29,954	55,231
Deferred tax liabilities	166,998	151,402
Gross carrying amount [member] | Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	24,796	91,540
Deferred tax liabilities	145,488	236,577
Gross carrying amount [member] | Retirement benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	65,601	60,634
Gross carrying amount [member] | Lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	83,511	82,117
Gross carrying amount [member] | Carryforward of unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	289,535	36,057
Gross carrying amount [member] | Carryforward of unused tax credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	31,182	4,932
Gross carrying amount [member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	192,744	137,622
Gross carrying amount [member] | Other financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	109,506	62,934
Gross carrying amount [member] | Operating leases [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	969,049	721,248
Gross carrying amount [member] | Undistributed earnings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	64,126	71,781
Gross carrying amount [member] | Retirement benefit assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	40,709	44,309
Gross carrying amount [member] | Receivables from financial services [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	32,874	34,337
Gross carrying amount [member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	¥ 103,052	¥ 90,228